Financial Income and Expenses - Summary of Financial Income and Expenses (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about finance income expense [line items]
Contractual interest on ﬁnancial assets	kr 796	kr 1,395	kr 580
Financial income	693	1,295	151
Net revaluation gains and losses on financial assets	(103)	(100)	(429)
Financial expenses	(2,116)	(2,702)	(2,032)
Net revaluation gains and losses on financial liabilities	9	(69)	(27)
Net foreign exchange gains/losses	827	(395)	(824)
Financial income and expenses, net	(596)	(1,802)	(2,705)
Financial instruments at fair value through profit or loss	(2,159)	758	887
Financial liabilities designated at fair value through profit or loss	2,893	(1,322)	(2,087)
Financial assets at fair value through OCI			(81)
Financial assets at amortized cost [member]
Disclosure of detailed information about finance income expense [line items]
Financial income	279	591	422
Contractual interest on financial liabilities [member]
Disclosure of detailed information about finance income expense [line items]
Financial expenses	(1,104)	(1,392)	(1,430)
Contractual interest on financial liabilities at amortized cost [member]
Disclosure of detailed information about finance income expense [line items]
Financial expenses	(383)	(302)	(474)
Lease interest expense [member]
Disclosure of detailed information about finance income expense [line items]
Financial expenses	(490)	(551)
Other financial expenses [member]
Disclosure of detailed information about finance income expense [line items]
Financial expenses	kr (531)	kr (690)	kr (575)